13. 401(k) and Profit-Sharing Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension expense	$ 652,078	$ 610,631